Calvert
Small-Cap Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 0.4%
Hexcel Corp.	50,116	$ 5,014,607
		$ 5,014,607
Automobile Components — 3.5%
Dorman Products, Inc.(1)	325,130	$ 44,363,988
		$ 44,363,988
Banks — 13.1%
Commerce Bancshares, Inc.	473,665	$ 27,354,154
Community Financial System, Inc.	597,494	40,103,797
Cullen/Frost Bankers, Inc.	108,961	16,836,654
First Financial Bankshares, Inc.	532,369	18,419,967
Old National Bancorp	1,259,669	32,625,427
SouthState Bank Corp.	309,292	30,898,271
Stock Yards Bancorp, Inc.	8,668	662,842
		$166,901,112
Building Products — 9.8%
A.O. Smith Corp.	151,002	$9,470,845
Advanced Drainage Systems, Inc.	98,604	15,476,884
AZZ, Inc.	166,295	25,784,040
CSW Industrials, Inc.	156,556	43,569,535
Hayward Holdings, Inc.(1)	1,764,415	30,542,023
		$124,843,327
Capital Markets — 1.1%
Stifel Financial Corp.	194,766	$13,588,824
		$13,588,824
Chemicals — 4.8%
Balchem Corp.	170,832	$28,862,067
Quaker Chemical Corp.	203,229	32,286,991
		$61,149,058
Construction Materials — 1.1%
Knife River Corp.(1)	163,549	$13,680,874
		$13,680,874
Containers & Packaging — 0.9%
AptarGroup, Inc.	97,826	$12,247,815
		$12,247,815
Distributors — 1.4%
Pool Corp.	82,865	$17,807,688
		$17,807,688
Security	Shares	Value
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(1)	201,736	$ 14,299,048
		$ 14,299,048
Diversified REITs — 2.8%
Essential Properties Realty Trust, Inc.	1,184,424	$ 35,355,056
		$ 35,355,056
Electric Utilities — 2.5%
IDACORP, Inc.	208,693	$ 31,575,251
		$ 31,575,251
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	21,620	$8,061,449
Badger Meter, Inc.	72,522	10,760,814
Knowles Corp.(1)	160,149	6,642,981
Ralliant Corp.	347,390	25,578,326
		$51,043,570
Financial Services — 0.7%
Flywire Corp.(1)	535,026	$9,400,407
		$9,400,407
Food Products — 2.5%
Freshpet, Inc.(1)	142,167	$8,404,913
Post Holdings, Inc.(1)	269,180	23,757,827
		$32,162,740
Health Care Providers & Services — 2.8%
Addus HomeCare Corp.(1)	57,165	$5,743,368
Option Care Health, Inc.(1)	480,868	10,083,802
U.S. Physical Therapy, Inc.	296,159	20,340,200
		$36,167,370
Health Care Technology — 0.5%
HeartFlow, Inc.(1)	223,229	$6,549,539
		$6,549,539
Hotels, Restaurants & Leisure — 4.1%
Aramark	299,675	$17,051,508
Texas Roadhouse, Inc.	43,689	8,442,025
Wyndham Hotels & Resorts, Inc.	328,690	27,678,985
		$53,172,518
Household Durables — 1.3%
Installed Building Products, Inc.	32,762	$7,530,018
Meritage Homes Corp.	103,924	8,714,027
		$16,244,045

Calvert
Small-Cap Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 0.7%
WD-40 Co.	34,992	$ 8,525,451
		$ 8,525,451
Industrial REITs — 4.9%
EastGroup Properties, Inc.	126,824	$ 25,685,665
Rexford Industrial Realty, Inc.	395,981	13,265,363
Terreno Realty Corp.	357,965	23,185,393
		$ 62,136,421
Insurance — 4.1%
First American Financial Corp.	307,911	$21,119,615
Hamilton Insurance Group Ltd., Class B	826,189	28,040,855
White Mountains Insurance Group Ltd.	1,779	3,688,561
		$52,849,031
Life Sciences Tools & Services — 0.5%
Repligen Corp.(1)	49,633	$6,771,927
		$6,771,927
Machinery — 11.6%
Alliance Laundry Holdings, Inc.(1)	554,959	$14,717,513
Atmus Filtration Technologies, Inc.	308,248	15,717,565
Donaldson Co., Inc.	425,281	38,177,475
ESCO Technologies, Inc.	73,516	25,733,541
Franklin Electric Co., Inc.	413,424	44,314,919
Standex International Corp.	26,446	9,458,941
		$148,119,954
Oil, Gas & Consumable Fuels — 1.6%
California Resources Corp.	384,696	$20,338,877
		$20,338,877
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems, Inc.(1)	204,438	$14,232,973
Diodes, Inc.(1)	204,306	22,359,249
Rambus, Inc.(1)	104,765	13,906,506
		$50,498,728
Software — 6.4%
ACI Worldwide, Inc.(1)	149,180	$7,502,262
Alkami Technology, Inc.(1)	475,067	8,608,214
AppFolio, Inc., Class A(1)	37,685	6,042,790
Bentley Systems, Inc., Class B	402,772	12,038,855
CCC Intelligent Solutions Holdings, Inc.(1)	3,538,662	18,259,496
Security	Shares	Value
Software (continued)
Descartes Systems Group, Inc.(1)	234,038	$ 16,204,791
Manhattan Associates, Inc.(1)	92,300	12,852,775
		$ 81,509,183
Specialty Retail — 3.2%
Valvoline, Inc.(1)	1,024,334	$ 40,502,166
		$ 40,502,166
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden Ltd.	265,517	$ 11,178,266
		$11,178,266
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	464,943	$22,433,500
EquipmentShare.com, Inc., Class A(1)	849,271	16,696,668
		$39,130,168
Total Common Stocks (identified cost $1,094,226,175)		$1,267,127,009

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	7,237,027	$ 7,237,027
Total Short-Term Investments (identified cost $7,237,027)		$ 7,237,027
Total Investments — 99.8% (identified cost $1,101,463,202)		$1,274,364,036
Other Assets, Less Liabilities — 0.2%		$ 2,707,123
Net Assets — 100.0%		$1,277,071,159

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Small-Cap Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,237,027, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$44,059,265	$386,610,090	$(423,432,328)	$ —	$ —	$7,237,027	$389,087	7,237,027

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,267,127,009(1)	$ —	$ —	$1,267,127,009
Short-Term Investments	7,237,027	—	—	7,237,027
Total Investments	$1,274,364,036	$ —	$ —	$1,274,364,036

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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